SEGMENT AND GEOGRAPHIC INFORMATION - Schedule of segment revenue, significant segment expenses, and segment net income (Details) - One operating and reportable segment - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue		$ 245,604	$ 242,176	$ 244,383
Less:
Payroll expenses – included in cost of revenues	[1]	8,215	7,328	7,339
Payroll expenses – included in operating expenses	[1]	119,113	108,424	110,680
Office rent and maintenance		8,704	11,974	11,445
Other segment items	[2]	100,617	106,468	113,478
Net income		$ 8,955	$ 15,311	$ 8,780

[1]	Payroll expenses exclude share-based compensation expenses.
[2]	Other segment items include other cost of revenues, depreciation and amortization, share based compensation, other research and development, other selling and marketing, other general and administrative, financial income, and taxes on income.